Segment Disclosures - Summary of Reportable Segments (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total revenues	$ 237,006,000	$ 232,992,000	$ 212,643,000
Operating expenses:
Segment operating income	155,693,000	158,500,000	147,093,000
General and administrative	29,948,000	27,452,000	28,254,000
Depreciation	55,175,000	53,636,000	49,418,000
Intangible amortization expense	935,000	6,594,000	15,201,000
Acquisition expenses	413,000	193,000	888,000
Contingent earnout adjustment	0	0	1,514,000
Write-off of equity interest and preexisting relationships in SST IV upon acquisition of control	0	0	2,050,000
Total other operating expenses	86,471,000	87,875,000	97,325,000
Gain on equity interests upon acquisition	0	0	16,101,000
Income from operations	69,222,000	70,625,000	65,869,000
Other income (expense):
Other, net	(1,282,000)	(231,000)	(998,000)
Interest income	3,247,000	3,360,000	1,838,000
Interest expense	(72,325,000)	(61,805,000)	(41,512,000)
Loss on debt extinguishment	(471,000)	0	(2,393,000)
Income tax (expense) benefit	(1,484,000)	2,596,000	555,000
Net income (loss)	(5,887,000)	11,647,000	21,669,000
Self Storage
Revenues:
Total revenues	218,976,000	215,321,000	200,196,000
Operating expenses:
Segment operating income	148,292,000	149,958,000	141,759,000
Depreciation	54,218,000	52,754,000	48,504,000
Intangible amortization expense	810,000	6,398,000	14,728,000
Acquisition expenses	413,000	193,000	888,000
Total other operating expenses	55,441,000	59,345,000	64,120,000
Gain on equity interests upon acquisition			0
Income from operations	92,851,000	90,613,000	77,639,000
Other income (expense):
Other, net	(1,204,000)	(149,000)	(220,000)
Interest income	942,000	367,000	10,000
Interest expense	(71,868,000)	(61,636,000)	(41,339,000)
Loss on debt extinguishment	(471,000)		(2,393,000)
Income tax (expense) benefit	(1,175,000)	2,401,000	36,000
Net income (loss)	19,075,000	31,596,000	33,733,000
Managed REIT Platform
Revenues:
Total revenues	18,030,000	17,671,000	12,447,000
Operating expenses:
Segment operating income	7,401,000	8,542,000	5,334,000
Intangible amortization expense	125,000	196,000	473,000
Contingent earnout adjustment			1,514,000
Write-off of equity interest and preexisting relationships in SST IV upon acquisition of control			2,050,000
Total other operating expenses	125,000	196,000	4,037,000
Gain on equity interests upon acquisition			16,101,000
Income from operations	7,276,000	8,346,000	17,398,000
Other income (expense):
Other, net		367,000	(681,000)
Interest income	2,305,000	2,993,000	1,767,000
Interest expense	(292,000)
Income tax (expense) benefit	(265,000)	(197,000)	563,000
Net income (loss)	7,610,000	10,236,000	18,117,000
Corporate and Other
Operating expenses:
General and administrative	29,948,000	27,452,000	28,254,000
Depreciation	957,000	882,000	914,000
Total other operating expenses	30,905,000	28,334,000	29,168,000
Income from operations	(30,905,000)	(28,334,000)	(29,168,000)
Other income (expense):
Other, net	(78,000)	(449,000)	(97,000)
Interest income	0	0	61,000
Interest expense	(165,000)	(169,000)	(173,000)
Income tax (expense) benefit	(44,000)	392,000	(44,000)
Net income (loss)	(32,572,000)	(30,185,000)	(30,181,000)
J V Properties
Other income (expense):
Equity in earnings (loss) of unconsolidated real estate ventures	(1,380,000)	(1,625,000)	(760,000)
J V Properties | Corporate and Other
Other income (expense):
Equity in earnings (loss) of unconsolidated real estate ventures	(1,380,000)	(1,625,000)	(760,000)
Self Storage Rental Revenue
Revenues:
Total revenues	209,579,000	206,494,000	191,750,000
Self Storage Rental Revenue | Self Storage
Revenues:
Total revenues	209,579,000	206,494,000	191,750,000
Ancillary Operating Revenue
Revenues:
Total revenues	9,397,000	8,827,000	8,446,000
Ancillary Operating Revenue | Self Storage
Revenues:
Total revenues	9,397,000	8,827,000	8,446,000
Managed REIT Platform Revenue
Revenues:
Total revenues	11,383,000	11,906,000	7,819,000
Managed REIT Platform Revenue | Managed REIT Platform
Revenues:
Total revenues	11,383,000	11,906,000	7,819,000
Reimbursable Costs from Managed REITs
Revenues:
Total revenues	6,647,000	5,765,000	4,628,000
Operating expenses:
Operating expenses	6,647,000	5,764,000	4,628,000
Reimbursable Costs from Managed REITs | Managed REIT Platform
Revenues:
Total revenues	6,647,000	5,765,000	4,628,000
Operating expenses:
Operating expenses	6,647,000	5,764,000	4,628,000
Property Operating Expenses
Operating expenses:
Property taxes	21,070,000	19,940,000	17,627,000
Payroll	16,731,000	15,775,000	13,997,000
Advertising	5,664,000	5,145,000	4,755,000
Repairs & Maintenance	5,483	4,749,000	4,658,000
Utilities	5,090,000	5,070,000	4,922,000
Property Insurance	5,407,000	4,297,000	3,020,000
Administrative and professional	11,239,000	10,387,000	9,458,000
Operating expenses	70,684,000	65,363,000	58,437,000
Property Operating Expenses | Self Storage
Operating expenses:
Property taxes	21,070,000	19,940,000	17,627,000
Payroll	16,731,000	15,775,000	13,997,000
Advertising	5,664,000	5,145,000	4,755,000
Repairs & Maintenance	5,483	4,749,000	4,658,000
Utilities	5,090,000	5,070,000	4,922,000
Property Insurance	5,407,000	4,297,000	3,020,000
Administrative and professional	11,239,000	10,387,000	9,458,000
Operating expenses	70,684,000	65,363,000	58,437,000
Managed REIT Platform Expenses
Operating expenses:
Operating expenses	3,982,000	3,365,000	2,485,000
Managed REIT Platform Expenses | Managed REIT Platform
Operating expenses:
Operating expenses	3,982,000	3,365,000	2,485,000
Managed REITS
Other income (expense):
Equity in earnings (loss) of unconsolidated real estate ventures	(1,414,000)	(1,273,000)	(930,000)
Managed REITS | Managed REIT Platform
Other income (expense):
Equity in earnings (loss) of unconsolidated real estate ventures	$ (1,414,000)	$ (1,273,000)	$ (930,000)